Components Of Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Components Of Earnings Loss Before Income Taxes [Line Items]
Domestic	$ 82,764	$ 114,236	$ 165,489
Foreign	113,117	88,591	70,109
Total Income before Income Taxes	$ 195,881	$ 202,827	$ 235,598